November 20, 2006

VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

RE: ING Investors Trust (on behalf of ING BlackRock Large Cap Value Portfolio)
    File Nos. 033-23512 and 811-05629

Dear Ladies and Gentlemen:

Pursuant to Rule 14a-6 under the Securities Exchange Act of 1934, enclosed for filing via the EDGAR system is a preliminary proxy statement, form of proxy card and voting instruction card for a Special Meeting of Shareholders ("Meeting") of ING BlackRock Large Cap Value Portfolio ("Portfolio"),a series of ING Investors Trust ("Trust").

The Meeting is being held for the purpose of asking shareholders of the
Portfolio: (1) to approve a new sub-advisory agreement for the Portfolio between Directed Services, Inc. ("DSI"), the Portfolio's investment adviser, and BlackRock Investment Management, LLC ("BRIM"), under which BRIM would serve as sub-adviser to the Portfolio, with no change in the investment adviser, the portfolio management team or the overall management fee paid by the Portfolio to DSI; and (2) to approve a "Manager-of-Managers" arrangement for the Portfolio to permit DSI, in its capacity as the Portfolio's investment adviser, subject to prior approval by the Board of Trustees of the Trust, to enter into and materially amend agreements with unaffiliated sub-advisers without obtaining the approval of the Portfolio's shareholders.

Should you have any questions, please contact the undersigned at 480-477-2278 or Reza Pishva at 202-261-3459.

Very truly yours,


/s/ Chris C. Okoroegbe
------------------------------------
Christopher C. Okoroegbe
Counsel
ING U.S. Legal Services

Attachment